Condensed Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	6 Months Ended
	Jan. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (3,480)	$ (817,104)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	5	664
Changes in operating assets and liabilities:
Prepaid expenses		(16,936)
Accounts payable	277	85,849
Accrued expenses	3,198	22,453
Deposits		(3,104,270)
Accounts payable, related party		44,354
Net cash (used in) provided by operating activities	0	(3,784,990)
Cash flows from financing activities:
Proceeds from sale of common stock to initial stockholders		5
Proceeds from note payable-related party		4,600,000
Payments for deferred offering costs		(159,843)
Net cash provided by financing activities		4,440,162
Net change in cash	0	655,172
Cash, beginning of the period	0	0
Cash, end of period	0	655,172
Supplemental disclosure of cash flow information:
Deferred offering costs included in accrued legal costs	171,450	2,328,551
Property and equipment in accounts payable, related party	$ 1,642	3,121
Deferred investment costs included in accrued legal costs		205,000
Deferred offering costs included in accounts payable		115,924
Deposits on equipment in related party loan		$ 264,316
GOOD WORKS ACQUISITION CORP. [Member]
Cash flows from operating activities:
Net loss			$ (2,058,982)	$ (107,031)	$ (2,000)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Change in warrant liability			76,332	(19,284)
Interest earned on cash and marketable securities held in Trust Account			(5,249)	(27,342)	0
Changes in operating assets and liabilities:
Prepaid expenses			49,778	(297,371)	(23,000)
Accounts payable and accrued expenses			789,479	129,388	50,000
Net cash (used in) provided by operating activities			(1,148,642)	(321,640)	25,000
Cash flows from investing activities:
Investments held in Trust				(170,000,000)
Net cash used in investing activities				(170,000,000)
Cash flows from financing activities:
Proceeds from sale of common stock to initial stockholders				25,000
Proceeds from sale of Units, net of offering costs				169,129,879
Proceeds from sale of Private Placement Units				2,280,000
Sale of shares to GW Sponsor 2, LLC				163,125
Proceeds from note payable-related party				135,000
Payment of note payable-related party				(135,000)
Net cash provided by financing activities				171,598,004
Net change in cash			(1,148,642)	1,276,364	25,000
Cash, beginning of the period			1,276,364		0
Cash, end of period			127,722	1,276,364	25,000
Supplemental disclosure of cash flow information:
Initial value of common stock subject to possible redemption (restated)				167,567,559
Change in common stock subject to possible redemption			$ 3,651,392	$ (1,218,950)